Summary of Significant Accounting Policies - Summary of Estimated Useful Lives and Residual Value of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2024
Mold And Tooling [Member]
Property, Plant and Equipment [Line Items]
Residual value	0.00%
Mold And Tooling [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	2 years
Mold And Tooling [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Residual value	5.00%
Machinery and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Residual value	5.00%
Machinery and electronic equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Machinery and electronic equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	10 years
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Residual value	5.00%
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life	Shorter of lease term or the estimated useful lives of the assets
Residual value	0.00%